Schedule of lease costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease costs	$ 669,840	$ 644,730
Short-term lease costs	78,114	82,596
Depreciation
Interest on finance lease liabilities
Total lease costs	$ 747,954	$ 727,326